Transactions with Related Parties - Additional Information (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		6 Months Ended						6 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended					6 Months Ended				6 Months Ended						6 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Chief Financial Officer (Member) USD ($)	Jun. 30, 2012 Chief Financial Officer (Member) EUR (€)	Jun. 30, 2011 Chief Financial Officer (Member) USD ($)	Jun. 30, 2011 Chief Financial Officer (Member) EUR (€)	Jun. 30, 2012 Management and Directors Fees (Member) USD ($)	Dec. 31, 2011 Management and Directors Fees (Member) USD ($)	Jun. 30, 2011 Former CEO (Member) USD ($)	Jun. 30, 2011 Former CEO (Member) EUR (€)	May 12, 2011 Former CFO (Member)	Jun. 30, 2011 Former CFO (Member) USD ($)	Jun. 30, 2011 Former CFO (Member) EUR (€)	Dec. 31, 2011 Former CFO (Member) USD ($)	Jun. 30, 2012 Former CEO and CFO (Member) USD ($)	Jun. 30, 2011 Former CEO and CFO (Member) USD ($)	Jun. 30, 2012 Interchart Shipping (Member) USD ($)	Jun. 30, 2011 Interchart Shipping (Member) USD ($)	Dec. 31, 2011 Interchart Shipping (Member) USD ($)	Jun. 30, 2011 Combine Marine (Member) USD ($)	Jun. 30, 2011 Combine Marine (Member) EUR (€)	Jun. 30, 2012 Combine Marine (Member) USD ($)	Dec. 31, 2011 Combine Marine (Member) USD ($)	Jun. 30, 2012 Combine Marine Ltd (Member) USD ($)	Jun. 30, 2012 Combine Marine Ltd (Member) EUR (€)	Jun. 30, 2011 Combine Marine Ltd (Member) USD ($)	Jun. 30, 2012 Ocean Bulk Maritime (Member) USD ($)	Jun. 30, 2011 Ocean Bulk Maritime (Member) USD ($)	Dec. 31, 2011 Ocean Bulk Maritime (Member) USD ($)	Jun. 30, 2012 Chief Operating Officer [Member] USD ($)	Jun. 30, 2012 Chief Operating Officer [Member] EUR (€)	Jun. 30, 2011 Chief Operating Officer [Member] USD ($)	Feb. 07, 2011 Chief Executive Officer (Member)	Jun. 30, 2012 Chief Executive Officer (Member) USD ($)	Jun. 30, 2012 Chief Executive Officer (Member) EUR (€)	Jun. 30, 2011 Chief Executive Officer (Member) USD ($)	Jun. 30, 2011 Chief Executive Officer (Member) EUR (€)	Feb. 07, 2014 Chief Executive Officer (Member)	Feb. 07, 2013 Chief Executive Officer (Member)	Feb. 07, 2012 Chief Executive Officer (Member)
Related Party Transaction [Line Items]
Executive Directors Consultancy Fees			$ 36		$ 13										$ 0	$ 276														$ 76		$ 0		$ 116		$ 98
Severance payment									2,347					463
Severance Costs												207
Number of shares issued in period																																		140,000	140,000
Rent expense per month																				6	5			3	2
Rent expense																								19		0
Office setup expenses																											0	72
Voyage expenses																	710	636
Outstanding balance	250	436					60	141									190		260			0	27				0		8
Annual Consulting Fees			$ 71	€ 56	$ 71	€ 56			$ 466	€ 370		$ 315	€ 250																	$ 148	€ 118			$ 201	€ 160	$ 201	€ 160
Vested in period																																						140,000	140,000	140,000
Granted	1,360,000										80,000																						420,000